/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending ,  September 30, 2000

MFS Intermediate Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
9/12
Shares of
Beneficial Interest
40000
6.375
7.11
Merrill Lynch
9/15
Shares of Beneficial Interest
300000
6.375
7.05
Merrill Lynch
9/28
Shares of Beneficial Interest
200000
6.4375
7.09
Merrill Lynch







Total Shares Repurchased:  540,000
Remarks:	None.

MFS Intermediate Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer